Inventories (Tables)	12 Months Ended
Aug. 31, 2021
Classes of current inventories [abstract]
Inventories

	2021 $	2020 $
Wireless devices and accessories	33	40
DTH subscriber equipment	23	20
Other – built to suit	7	–

	63	60